Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through other comprehensive income [abstract]
Summary of financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income by type
in EUR million	2024	2023
Equity securities	2,562	1,885
Debt securities [1]	42,219	38,281
Loans and advances [1]	1,608	951
	46,389	41,116
[1]     Debt securities include an amount of EUR -12 million (2023: EUR -13 million) and the Loans and advances includes EUR -7 million (2023: EUR -8 million) of Loan loss provisions.

Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income

Equity securities designated as at fair value through other comprehensive income
	Carrying value	Carrying value	Dividend income	Dividend income
in EUR million	2024	2023	2024	2023
Investment in Bank of Beijing	2,241	1,590	101	98
Other Investments	321	295	16	8
	2,562	1,885	117	105

Summary of changes in fair value through other comprehensive income financial assets

Changes in fair value through other comprehensive income financial assets
	FVOCI equity securities		FVOCI debt instruments [1]		Total
in EUR million	2024	2023	2024	2023	2024	2023
Opening balance as at 1 January	1,885	1,887	39,231	29,739	41,116	31,625
Additions	11	28	21,080	19,967	21,091	19,995
Amortisation			77	31	77	31
Transfers and reclassifications		5	1		1	5
Changes in unrealised revaluations [2]	605	68	-96	657	509	725
Impairments			2	-1	2	-1
Reversals of impairments			-7	6	-7	6
Disposals and redemptions	-1	-2	-16,906	-11,912	-16,907	-11,913
Exchange rate differences	62	-100	443	751	506	651
Other changes				-6		-6
Closing balance	2,562	1,885	43,827	39,231	46,389	41,116
[1]Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.
[2]Changes in unrealised revaluations of FVOCI debt instruments include changes on hedged items which are recognised in the statement of profit or loss. Reference is made to Note 19 'Equity' for details on the changes in revaluation reserve.